Loans and Allowance for Credit Losses - Schedule of impaired loans, including the related allowances (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 1,472	$ 1,671
Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	873	850
Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	599	821
Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	294	339
Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	191	196
Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	987	1,136
Allowance on impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	482	498
Allowance on impaired loans [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	328	345
Allowance on impaired loans [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	154	153
Allowance on impaired loans [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8	12
Allowance on impaired loans [member] | Consumer installment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	94	91
Allowance on impaired loans [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	380	395
Gross carrying amount [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,954	2,169
Gross carrying amount [member] | Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,201	1,195
Gross carrying amount [member] | Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	753	974
Gross carrying amount [member] | Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	302	351
Gross carrying amount [member] | Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	285	287
Gross carrying amount [member] | Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 1,367	$ 1,531